Income Taxes - Schedule of Changes in Balance of Tax Loss Carryforwards (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Balance at beginning of the year	$ 27,452	$ 16,463
Reserved		(2)
Additions	5,673	6,349
Usage of tax losses	(3,157)	(168)
Translation effect of beginning balances	(481)	4,810
Balance at end of the year	$ 29,487	$ 27,452